Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure	£ 203,640	£ 202,929
Accumulated impairment
Disclosure of credit risk exposure [line items]
Exposure	(802)	(785)
Upside
Disclosure of credit risk exposure [line items]
Exposure	£ 298,246	£ 290,484
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 798	£ 742
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 201,415	£ 198,747
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 384	£ 381
Upside | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 180,460	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	7.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 113	£ 113
Upside | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,232	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 147	£ 142
Upside | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,723	£ 7,064
Proportion of assets in Stage 2	6.00%	5.00%
Proportion of assets in Stage 3	2.00%	2.00%
Upside | Everyday Banking | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 124	£ 126
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,787	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 74	£ 67
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,987	£ 26,307
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 339	£ 294
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,057	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 298,246	£ 290,484
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 828	£ 775
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 201,415	£ 198,747
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 407	£ 404
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 180,460	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	8.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 125	£ 129
Base case | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,232	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 150	£ 148
Base case | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,723	£ 7,064
Proportion of assets in Stage 2	6.00%	5.00%
Proportion of assets in Stage 3	2.00%	2.00%
Base case | Everyday Banking | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 132	£ 127
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,787	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 75	£ 68
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,987	£ 26,307
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 345	£ 303
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,057	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 298,246	£ 290,484
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 943	£ 922
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 201,415	£ 198,747
Proportion of assets in Stage 2	8.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 497	£ 518
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 180,460	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	8.00%	10.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 190	£ 219
Downside 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,232	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 158	£ 154
Downside 1 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,723	£ 7,064
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 1 | Everyday Banking | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 149	£ 145
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,787	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 76	£ 69
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,987	£ 26,307
Proportion of assets in Stage 2	7.00%	9.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 369	£ 335
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,057	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 298,246	£ 290,484
Proportion of assets in Stage 2	8.00%	13.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,168	£ 1,525
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 201,415	£ 198,747
Proportion of assets in Stage 2	10.00%	15.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 692	£ 1,052
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 180,460	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	11.00%	16.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 365	£ 706
Downside 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,232	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 160	£ 159
Downside 2 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,723	£ 7,064
Proportion of assets in Stage 2	10.00%	10.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 2 | Everyday Banking | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 167	£ 187
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,787	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 77	£ 70
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,987	£ 26,307
Proportion of assets in Stage 2	10.00%	15.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 398	£ 403
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,057	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	£ 298,246	£ 290,484
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 880	£ 870
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 201,415	£ 198,747
Proportion of assets in Stage 2	8.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 449	£ 459
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 180,460	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	9.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 158	£ 173
Weighted | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,232	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 153	£ 150
Weighted | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,723	£ 7,064
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Everyday Banking | Other | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 138	£ 136
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,787	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 75	£ 69
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,987	£ 26,307
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	3.00%	2.00%
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 355	£ 342
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 65,057	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0